PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following as of December 31, 2021 and March 31, 2021:

	December 31, 2021	March 31, 2021
Production plant	$73,871	$71,642
Motor vehicles	1,189,673	1,020,893
Office equipment	28,129	14,073
	1,291,673	1,106,608
Less: accumulated depreciation	(422,070)	(312,631)
Plant and equipment, net	$869,603	$793,977

Depreciation expense for the three and nine months ended December 31, 2021 and 2020 was $44,164 and $32,051, $115,561 and $83,210, respectively.

9.	PLANT AND EQUIPMENT

Plant and equipment consists of the following as of March 31, 2021 and 2020:

	2021	2020
Production plant	$71,642	$67,247
Motor vehicles	1,020,893	868,743
Office equipment	14,073	19,471
	1,106,608	955,461
Less: accumulated depreciation	(312,631)	(370,442)
Plant and equipment, net	$793,977	$585,019

Depreciation expense for the years ended March 31, 2021 and 2020 was $101,014 and $114,391, respectively.